Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 5 – GOODWILL

	As of March 31,	As of December 31,
	2022	2021

Goodwill at cost - Push	$4,781,208	$4,781,208
Goodwill at cost - Fixel	296,882	296,882
Goodwill at cost - Rebel	499,836	499,836
Total	5,577,926	5,577,926

Accumulated impairment losses	$-	$-

Balance at end of period	$5,577,926	$5,577,926

Goodwill has been allocated for impairment testing purposes to the acquisition of the assets of Push Holdings Inc.

The recoverable amount of this unit is determined based on external valuation performed by a third-party valuation firm on March 20, 2020 as updated to December 31, 2021.

The assets were valued using a Fair Market Value basis as defined by the Financial Accounting Standards Board (FASB ASC 820-10-20). Liabilities were taken from Push Holdings Inc Consolidated Balance Sheet as of January 8, 2020, Fixel AI Inc Consolidated Balance Sheet as of November 2, 2020 and Rebel AI Inc Consolidated Balance Sheet as of March 29, 2021.

NOTE 5 – GOODWILL

	As of December 31,	As of December 31,
	2021	2020

Goodwill at cost - Push	$4,781,208	$4,781,208
Goodwill at cost - Fixel	296,882	296,882
Goodwill at cost - Rebel	499,836	-
Total	5,577,926	5,078,090

Accumulated impairment losses	$-	$-

Balance at end of period	$5,577,926	$5,078,090

Goodwill has been allocated for impairment testing purposes to the acquisition of Push Holdings Inc.

The recoverable amount of this unit is determined based on external valuation performed by a third party valuation firm on March 20, 2020 as updated to December 31, 2021.

The assets were valued using a Fair Market Value basis as defined by The Financial Accounting Standards Board (FASB ASC 820-10-20). Liabilities were taken from Push Holdings Inc Consolidated Balance Sheet as of January 8, 2020.